Exhibit 99.07

LOANUID	LOANID	LOANID2	SLOANID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
6000074533					01/18/2022	5	00000	0	0
6000074534					01/18/2022	5	00000	0	0
6000074532					01/18/2022	5	00000	0	0
6000074535					01/18/2022	4	0000	0	0